Other Payables - Schedule of Other Payables (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Trade And Other Payables [Abstract]
Payables for cash-settled share-based payment transactions (Note 17)	$ 1,429,303	$ 1,073,593
Payables for salaries and bonuses	691,768	1,492,325
Interest payables	171,263	735,510
Payables for professional fees	448,709	837,803
Others	50,587	141,178
Other Payables	$ 2,791,630	$ 4,280,409